Government grants	12 Months Ended
Dec. 31, 2020
Government Grants [Abstract]
Government grants
21. Government grants
The Company has received payments as part of the Canadian Emergency Wage Subsidy (“CEWS”). The CEWS allows eligible companies to receive a subsidy of employee wages, subject to a maximum. For 2020, this resulted in a benefit to the Company of approximately $3.5 million which resulted in a $2.2 million reduction to operating costs, a $0.7 million reduction to general and administrative costs and a $0.6 reduction to capital expenditures.
Additionally, in 2020 the Company received a grant allocation under the Alberta Site Rehabilitation Program (“ASRP”). These awards will allow the Company to expand our abandonment activities for wells, pipelines, facilities, and related site reclamation and thus reduce our decommissioning liability. The Company began utilization these grants during the fourth quarter of 2020 which totaled $2.2 million on a net basis. The benefit of these grants has been recorded as Government decommissioning assistance in the Consolidated Statements of Income (Loss).